Intangible Assets, Net - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026
Disclosure of detailed information about intangible assets [abstract]
Intangible assets other than goodwill	$ 10,998,869	$ 12,111,044
Expenses related to unsuccessful wells	$ 22,303,028